Post-employment benefits - Summary of Movement in Defined Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	$ (19,252)	$ (17,889)
Changes In Defined Benefit Obligation [Abstract]
Service Cost	(1,321)	(1,849)	$ (1,134)
of which current service cost	(1,758)	(1,963)
of which past service cost including effects from curtailment	437	114
Interest expense	(414)	(156)	(50)
Actuarial gains (losses)	403	2,360	497
Actual plan participants’ contributions	(1,441)	(1,361)
Transfers (in) out due to (joiners) leavers	1,037	(551)
Currency translation differences	(2,025)	194
December 31	(23,013)	(19,252)	(17,889)
Funded
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	(19,221)	(17,686)
Changes In Defined Benefit Obligation [Abstract]
Service Cost	(1,311)	(1,759)	(1,054)
of which current service cost	(1,748)	(1,873)
of which past service cost including effects from curtailment	437	114
Interest expense	(413)	(154)	(49)
Actuarial gains (losses)	401	2,110	471
Actual plan participants’ contributions	(1,441)	(1,361)
Transfers (in) out due to (joiners) leavers	1,037	(551)
Currency translation differences	(2,024)	180
December 31	(22,972)	(19,221)	(17,686)
Unfunded
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	(31)	(203)
Changes In Defined Benefit Obligation [Abstract]
Service Cost	(10)	(90)	(80)
of which current service cost	(10)	(90)
of which past service cost including effects from curtailment	0	0
Interest expense	(1)	(2)	(1)
Actuarial gains (losses)	2	250	26
Actual plan participants’ contributions	0	0
Transfers (in) out due to (joiners) leavers	0	0
Currency translation differences	(1)	14
December 31	$ (41)	$ (31)	$ (203)